Income taxes - Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and liabilities
Deferred tax assets	€ 1,670	€ 1,645
Deferred tax liabilities	(1,746)	(1,711)
Net deferred tax assets	0	0
Deferred tax liabilities, net	(76)	(66)	[1],[2]
Trade receivables
Deferred tax assets and liabilities
Deferred tax assets	1	6
Deferred tax liabilities	(18)	(88)
Other receivables and current assets
Deferred tax assets and liabilities
Deferred tax assets	959	26
Deferred tax liabilities	(62)	(84)
Inventories
Deferred tax assets and liabilities
Deferred tax assets	22	71
Deferred tax liabilities	(10)	(4)
Property, Plant & Equipment
Deferred tax assets and liabilities
Deferred tax assets	329	527
Deferred tax liabilities	(85)	(374)
Non-current other assets
Deferred tax assets and liabilities
Deferred tax assets		110
Current deferred income
Deferred tax assets and liabilities
Deferred tax assets		1
Trade liabilities
Deferred tax assets and liabilities
Deferred tax assets	231	22
Current financial liabilities
Deferred tax assets and liabilities
Deferred tax assets	209	126
Current financial assets
Deferred tax assets and liabilities
Deferred tax assets	3	12
Deferred tax liabilities	(624)	(98)
Non-current deferred income
Deferred tax assets and liabilities
Deferred tax assets		1,076
Other current liabilities and provisions
Deferred tax assets and liabilities
Deferred tax assets	204	73
Deferred tax liabilities	(729)
Non-current financial liabilities
Deferred tax assets and liabilities
Deferred tax liabilities	(76)	(42)
Non-current financial assets
Deferred tax assets and liabilities
Deferred tax assets		3
Non-current liabilities and provisions
Deferred tax assets and liabilities
Deferred tax liabilities		(1,020)
Intangible assets
Deferred tax assets and liabilities
Deferred tax liabilities	(1)	(1)
Tax losses carried forward
Deferred tax assets and liabilities
Deferred tax assets	113	97
Valuation allowance
Deferred tax assets and liabilities
Deferred tax assets	418	505
Set off of tax
Deferred tax assets and liabilities
Deferred tax assets	1,670	1,645
Deferred tax liabilities	€ (1,670)	€ (1,645)

[1]	Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Note 6 to the consolidated financial statements.
[2]	voxeljet AG has initially applied IFRS 15 and IFRS 9 as of January 1, 2018. Under the transition methods chosen, comparative information has not been restated. For further information, see Note 3 to the consolidated financial statements.